Quarterly Holdings Report
for
Fidelity® Capital & Income Fund
July 31, 2024
CAI-NPRT1-0924
1.804853.120
Corporate Bonds - 53.9%
	Principal Amount (a) (000s)	Value ($) (000s)
Convertible Bonds - 1.1%
Broadcasting - 0.5%
DISH Network Corp.:
0% 12/15/25	37,425	27,286
3.375% 8/15/26	53,665	32,597
		59,883
Diversified Financial Services - 0.1%
Coinbase Global, Inc. 0.25% 4/1/30 (b)	8,566	8,450
New Cotai LLC 5% 2/24/27 (c)	4,346	8,813
		17,263
Technology - 0.5%
Wolfspeed, Inc. 1.875% 12/1/29	118,424	59,382
TOTAL CONVERTIBLE BONDS		136,528
Nonconvertible Bonds - 52.8%
Aerospace - 2.9%
ATI, Inc.:
4.875% 10/1/29	6,080	5,775
5.125% 10/1/31	5,395	5,092
Bombardier, Inc.:
6% 2/15/28 (b)	6,075	6,058
7.125% 6/15/26 (b)	3,102	3,142
7.25% 7/1/31 (b)	6,080	6,259
7.875% 4/15/27 (b)	13,020	13,040
8.75% 11/15/30 (b)	9,040	9,797
Kaiser Aluminum Corp. 4.625% 3/1/28 (b)	11,215	10,512
Moog, Inc. 4.25% 12/15/27 (b)	3,455	3,307
Rolls-Royce PLC 5.75% 10/15/27 (b)	10,870	10,998
TransDigm, Inc.:
4.625% 1/15/29	38,080	36,012
4.875% 5/1/29	25,000	23,790
5.5% 11/15/27	124,228	122,365
6.375% 3/1/29 (b)	15,065	15,345
6.625% 3/1/32 (b)	6,065	6,203
6.75% 8/15/28 (b)	27,225	27,735
6.875% 12/15/30 (b)	47,905	49,264
7.125% 12/1/31 (b)	12,085	12,543
Triumph Group, Inc. 9% 3/15/28 (b)	7,141	7,522
VistaJet Malta Finance PLC / XO Management Holding, Inc. 9.5% 6/1/28 (b)	8,905	7,970
		382,729
Air Transportation - 1.3%
Air Canada 3.875% 8/15/26 (b)	9,105	8,758
Allegiant Travel Co. 7.25% 8/15/27 (b)	8,870	8,273
American Airlines, Inc.:
7.25% 2/15/28 (b)	19,595	19,578
8.5% 5/15/29 (b)	20,045	20,637
American Airlines, Inc. / AAdvantage Loyalty IP Ltd. 5.75% 4/20/29 (b)	29,825	29,145
Hawaiian Brand Intellectual Property Ltd. / HawaiianMiles Loyalty Ltd. 11% 4/15/29 (b)	18,319	17,467
Rand Parent LLC 8.5% 2/15/30 (b)	14,880	14,714
Spirit Loyalty Cayman Ltd. / Spirit IP Cayman Ltd.:
8% 9/20/25 (b)	7,779	4,918
8% 9/20/25 (b)	2,960	1,871
United Airlines, Inc.:
4.375% 4/15/26 (b)	30,025	29,274
4.625% 4/15/29 (b)	18,025	17,034
		171,669
Automotive & Auto Parts - 0.9%
Adient Global Holdings Ltd. 7% 4/15/28 (b)	5,935	6,066
Allison Transmission, Inc. 5.875% 6/1/29 (b)	7,960	7,958
Arko Corp. 5.125% 11/15/29 (b)	9,105	7,943
Clarios Global LP / Clarios U.S. Finance Co. 6.75% 5/15/28 (b)	11,885	12,103
Dana, Inc.:
4.25% 9/1/30	8,870	7,833
4.5% 2/15/32	9,135	7,981
LCM Investments Holdings 8.25% 8/1/31 (b)	7,185	7,535
Macquarie AirFinance Holdings:
6.4% 3/26/29 (b)	4,205	4,316
6.5% 3/26/31 (b)	6,430	6,673
8.125% 3/30/29 (b)	8,990	9,512
McLaren Finance PLC 7.5% 8/1/26 (b)	8,290	7,245
Nesco Holdings II, Inc. 5.5% 4/15/29 (b)	14,525	13,519
Wand NewCo 3, Inc. 7.625% 1/30/32 (b)	12,115	12,645
		111,329
Banks & Thrifts - 1.5%
Ally Financial, Inc.:
8% 11/1/31	20,638	23,058
8% 11/1/31	144,500	162,606
Jane Street Group LLC/JSG Finance, Inc. 4.5% 11/15/29 (b)	8,740	8,274
		193,938
Broadcasting - 1.1%
DISH Network Corp. 11.75% 11/15/27 (b)	59,780	59,836
Scripps Escrow II, Inc. 3.875% 1/15/29 (b)	2,820	1,835
Sirius XM Radio, Inc.:
3.875% 9/1/31 (b)	12,130	10,133
4% 7/15/28 (b)	10,140	9,306
5% 8/1/27 (b)	8,280	8,012
Univision Communications, Inc.:
4.5% 5/1/29 (b)	12,060	10,534
7.375% 6/30/30 (b)	39,140	37,683
8.5% 7/31/31 (b)	9,105	9,008
		146,347
Building Materials - 0.6%
Advanced Drain Systems, Inc.:
5% 9/30/27 (b)	2,325	2,277
6.375% 6/15/30 (b)	6,050	6,091
Brundage-Bone Concrete Pumping Holdings, Inc. 6% 2/1/26 (b)	6,555	6,531
James Hardie International Finance Ltd. 5% 1/15/28 (b)	4,136	3,988
MITER Brands Acquisition Holdco, Inc. / MIWD Borrower LLC 6.75% 4/1/32 (b)	9,120	9,253
MIWD Holdco II LLC / MIWD Finance Corp. 5.5% 2/1/30 (b)	4,125	3,853
Smyrna Ready Mix Concrete LLC 8.875% 11/15/31 (b)	24,115	25,988
Summit Materials LLC/Summit Materials Finance Corp.:
5.25% 1/15/29 (b)	10,525	10,289
7.25% 1/15/31 (b)	9,155	9,544
		77,814
Cable/Satellite TV - 0.3%
DISH DBS Corp. 5.75% 12/1/28 (b)	15,220	11,172
VZ Secured Financing BV 5% 1/15/32 (b)	24,310	21,302
Ziggo BV 4.875% 1/15/30 (b)	7,990	7,274
		39,748
Capital Goods - 0.2%
ATS Corp. 4.125% 12/15/28 (b)	7,895	7,308
Chart Industries, Inc. 7.5% 1/1/30 (b)	15,680	16,312
		23,620
Chemicals - 1.3%
Compass Minerals International, Inc. 6.75% 12/1/27 (b)	24,600	24,203
Consolidated Energy Finance SA 12% 2/15/31 (b)	9,700	9,576
Ingevity Corp. 3.875% 11/1/28 (b)	11,105	10,168
LSB Industries, Inc. 6.25% 10/15/28 (b)	21,105	20,526
NOVA Chemicals Corp. 8.5% 11/15/28 (b)	8,160	8,660
Olympus Water U.S. Holding Corp.:
4.25% 10/1/28 (b)	15,305	14,112
7.125% 10/1/27 (b)	7,080	7,128
9.75% 11/15/28 (b)	30,040	31,923
SCIH Salt Holdings, Inc. 4.875% 5/1/28 (b)	7,820	7,290
SCIL IV LLC / SCIL U.S.A. Holdings LLC 5.375% 11/1/26 (b)	14,015	13,694
Tronox, Inc. 4.625% 3/15/29 (b)	13,295	12,109
W.R. Grace Holding LLC 7.375% 3/1/31 (b)	5,940	6,099
		165,488
Consumer Products - 1.1%
Angi Group LLC 3.875% 8/15/28 (b)	5,530	4,815
Foundation Building Materials, Inc. 6% 3/1/29 (b)	5,845	5,238
Gannett Holdings LLC 6% 11/1/26 (b)	8,785	8,533
HFC Prestige Products, Inc./HFC Prestige International U.S. LLC 4.75% 1/15/29 (b)	8,760	8,382
Kronos Acquisition Holdings, Inc. 8.25% 6/30/31 (b)	12,120	12,225
PetSmart, Inc. / PetSmart Finance Corp.:
4.75% 2/15/28 (b)	16,195	15,216
7.75% 2/15/29 (b)	17,680	17,160
Spectrum Brands Holdings, Inc. 3.875% 3/15/31 (b)	1,993	1,670
Tempur Sealy International, Inc.:
3.875% 10/15/31 (b)	15,965	13,741
4% 4/15/29 (b)	15,925	14,546
The Scotts Miracle-Gro Co. 4% 4/1/31	11,945	10,553
TKC Holdings, Inc. 6.875% 5/15/28 (b)	20,025	19,497
Windsor Holdings III, LLC 8.5% 6/15/30 (b)	5,960	6,273
		137,849
Containers - 0.5%
Crown Cork & Seal, Inc.:
7.375% 12/15/26	4,845	5,049
7.5% 12/15/96	12,871	13,772
Graham Packaging Co., Inc. 7.125% 8/15/28 (b)	6,000	5,848
Graphic Packaging International, Inc. 3.75% 2/1/30 (b)	7,880	7,153
Intelligent Packaging Ltd. Finco, Inc. 6% 9/15/28 (b)	4,230	4,146
Mauser Packaging Solutions Holding Co. 7.875% 4/15/27 (b)	11,865	12,245
Sealed Air Corp./Sealed Air Corp. U.S. 6.125% 2/1/28 (b)	5,935	5,976
Trident TPI Holdings, Inc. 12.75% 12/31/28 (b)	5,870	6,417
		60,606
Diversified Financial Services - 1.9%
Broadstreet Partners, Inc. 5.875% 4/15/29 (b)	15,505	14,943
Coinbase Global, Inc.:
3.375% 10/1/28 (b)	29,675	26,123
3.625% 10/1/31 (b)	18,050	15,006
Compass Group Diversified Holdings LLC:
5% 1/15/32 (b)	6,090	5,545
5.25% 4/15/29 (b)	17,730	16,988
Fortress Transportation & Infrastructure Investors LLC 7.875% 12/1/30 (b)	9,065	9,609
Hightower Holding LLC 6.75% 4/15/29 (b)	5,945	5,548
Icahn Enterprises LP/Icahn Enterprises Finance Corp.:
4.375% 2/1/29	11,165	9,716
5.25% 5/15/27	38,210	36,586
6.25% 5/15/26	24,085	24,008
MSCI, Inc. 4% 11/15/29 (b)	3,245	3,074
OneMain Finance Corp.:
4% 9/15/30	5,610	4,911
5.375% 11/15/29	9,400	9,033
6.625% 1/15/28	7,305	7,402
7.125% 3/15/26	50,145	51,003
7.875% 3/15/30	6,055	6,313
Williams Scotsman, Inc. 7.375% 10/1/31 (b)	5,990	6,228
		252,036
Energy - 7.9%
Antero Midstream Partners LP/Antero Midstream Finance Corp.:
5.375% 6/15/29 (b)	9,060	8,859
5.75% 1/15/28 (b)	17,645	17,526
Atlantica Sustainable Infrastructure PLC 4.125% 6/15/28 (b)	7,820	7,738
Borr IHC Ltd. / Borr Finance Ltd.:
10% 11/15/28 (b)	8,685	9,095
10.375% 11/15/30 (b)	2,932	3,072
Chesapeake Energy Corp.:
5.875% 2/1/29 (b)	5,840	5,804
6.75% 4/15/29 (b)	8,995	9,088
7% (c)(d)	6,915	0
8% (c)(d)	2,132	0
8% (c)(d)	3,385	0
Citgo Petroleum Corp.:
6.375% 6/15/26 (b)	8,760	8,760
7% 6/15/25 (b)	22,045	22,031
8.375% 1/15/29 (b)	26,350	27,456
Civitas Resources, Inc. 8.625% 11/1/30 (b)	12,020	12,983
CNX Midstream Partners LP 4.75% 4/15/30 (b)	6,435	5,897
CNX Resources Corp.:
6% 1/15/29 (b)	5,345	5,291
7.375% 1/15/31 (b)	5,930	6,122
Comstock Resources, Inc.:
5.875% 1/15/30 (b)	32,085	29,845
6.75% 3/1/29 (b)	20,060	19,436
CPI CG, Inc. 10% 7/15/29 (b)	6,060	6,318
CQP Holdco LP / BIP-V Chinook Holdco LLC:
5.5% 6/15/31 (b)	27,225	26,113
7.5% 12/15/33 (b)	16,090	17,018
CrownRock LP/CrownRock Finance, Inc. 5% 5/1/29 (b)	5,055	5,076
CVR Energy, Inc.:
5.75% 2/15/28 (b)	22,655	21,358
8.5% 1/15/29 (b)	42,375	43,097
Delek Logistics Partners LP/Delek Logistics Finance Corp. 7.125% 6/1/28 (b)	17,655	17,591
Diamond Foreign Asset Co. / Diamond Finance, LLC 8.5% 10/1/30 (b)	5,990	6,377
DT Midstream, Inc.:
4.125% 6/15/29 (b)	9,070	8,479
4.375% 6/15/31 (b)	9,070	8,362
Endeavor Energy Resources LP/EER Finance, Inc. 5.75% 1/30/28 (b)	21,251	21,450
Energy Transfer LP:
5.5% 6/1/27	16,735	16,970
5.625% 5/1/27 (b)	18,015	18,046
5.75% 4/1/25	4,790	4,784
6% 2/1/29 (b)	25,785	26,171
7.375% 2/1/31 (b)	5,000	5,281
EnLink Midstream LLC 6.5% 9/1/30 (b)	17,745	18,491
Global Partners LP/GLP Finance Corp. 8.25% 1/15/32 (b)	7,505	7,710
Gran Tierra Energy, Inc. 9.5% 10/15/29 (b)	7,555	7,166
Hess Midstream Operations LP:
4.25% 2/15/30 (b)	9,875	9,165
5.125% 6/15/28 (b)	11,235	10,937
5.5% 10/15/30 (b)	6,060	5,887
5.625% 2/15/26 (b)	15,535	15,449
HF Sinclair Corp.:
5% 2/1/28 (b)	7,615	7,500
6.375% 4/15/27 (b)	6,050	6,114
Hilcorp Energy I LP/Hilcorp Finance Co. 6.25% 11/1/28 (b)	12,280	12,277
Howard Midstream Energy Partners LLC 8.875% 7/15/28 (b)	14,895	15,855
Jonah Energy Parent LLC 12% 11/5/25 (c)(e)	6,742	7,375
Kinetik Holdings LP 5.875% 6/15/30 (b)	9,060	8,968
MEG Energy Corp. 7.125% 2/1/27 (b)	4,405	4,462
Mesquite Energy, Inc. 7.25% (b)(c)(d)	21,977	0
Nabors Industries Ltd. 7.5% 1/15/28 (b)	9,715	9,546
Nabors Industries, Inc. 9.125% 1/31/30 (b)	12,085	12,911
Noble Finance II LLC 8% 4/15/30 (b)	5,935	6,233
Northern Oil & Gas, Inc.:
8.125% 3/1/28 (b)	6,005	6,127
8.75% 6/15/31 (b)	11,950	12,595
NuStar Logistics LP 6% 6/1/26	12,025	12,038
Occidental Petroleum Corp. 7.2% 3/15/29	3,964	4,229
PBF Holding Co. LLC/PBF Finance Corp.:
6% 2/15/28	27,530	27,005
7.875% 9/15/30 (b)	18,055	18,699
Permian Resources Operating LLC 5.875% 7/1/29 (b)	8,645	8,580
Seadrill Finance Ltd. 8.375% 8/1/30 (b)	11,920	12,564
Sitio Royalties OP / Sitio Finance Corp. 7.875% 11/1/28 (b)	15,045	15,742
SM Energy Co.:
5.625% 6/1/25	6,330	6,327
6.625% 1/15/27	21,320	21,345
6.75% 9/15/26	4,550	4,555
Southern Natural Gas Co. LLC:
7.35% 2/15/31	23,497	25,748
8% 3/1/32	12,475	14,458
Southwestern Energy Co.:
5.375% 3/15/30	12,145	11,856
5.7% 1/23/25 (f)	244	243
Suburban Propane Partners LP/Suburban Energy Finance Corp. 5% 6/1/31 (b)	12,070	10,956
Sunnova Energy Corp.:
5.875% 9/1/26 (b)	3,020	2,498
11.75% 10/1/28 (b)	18,140	14,195
Sunoco LP/Sunoco Finance Corp.:
4.5% 5/15/29	10,170	9,611
4.5% 4/30/30	12,185	11,370
7% 9/15/28 (b)	5,990	6,161
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp.:
5.5% 1/15/28 (b)	595	574
6% 3/1/27 (b)	5,935	5,892
6% 9/1/31 (b)	11,485	10,826
Talos Production, Inc.:
9% 2/1/29 (b)	5,340	5,627
9.375% 2/1/31 (b)	6,055	6,417
Targa Resources Partners LP/Targa Resources Partners Finance Corp. 4.875% 2/1/31	10,360	10,041
Teine Energy Ltd. 6.875% 4/15/29 (b)	8,990	8,915
Transocean Titan Finance Ltd. 8.375% 2/1/28 (b)	12,289	12,781
Transocean, Inc.:
8% 2/1/27 (b)	7,668	7,681
8.25% 5/15/29 (b)	4,565	4,662
8.5% 5/15/31 (b)	4,565	4,673
8.75% 2/15/30 (b)	21,272	22,344
Unit Corp. 0% 12/1/29 (c)	2,202	0
Valaris Ltd. 8.375% 4/30/30 (b)	5,985	6,267
Venture Global Calcasieu Pass LLC:
3.875% 8/15/29 (b)	7,585	7,013
4.125% 8/15/31 (b)	7,585	6,895
6.25% 1/15/30 (b)	23,810	24,453
Viridien 8.75% 4/1/27 (b)	11,985	11,513
		1,031,016
Environmental - 0.8%
Clean Harbors, Inc. 6.375% 2/1/31 (b)	4,960	5,016
Covanta Holding Corp.:
4.875% 12/1/29 (b)	26,475	24,210
5% 9/1/30	13,761	12,464
Darling Ingredients, Inc. 6% 6/15/30 (b)	13,885	13,777
GFL Environmental, Inc.:
4% 8/1/28 (b)	9,105	8,559
4.75% 6/15/29 (b)	12,095	11,525
6.75% 1/15/31 (b)	8,975	9,229
Madison IAQ LLC:
4.125% 6/30/28 (b)	11,390	10,637
5.875% 6/30/29 (b)	9,085	8,505
		103,922
Food & Drug Retail - 1.1%
Albertsons Companies LLC/Safeway, Inc./New Albertson's, Inc./Albertson's LLC:
3.5% 3/15/29 (b)	36,160	32,944
4.625% 1/15/27 (b)	25,300	24,666
4.875% 2/15/30 (b)	44,700	42,707
Murphy Oil U.S.A., Inc.:
3.75% 2/15/31 (b)	5,300	4,706
4.75% 9/15/29	6,860	6,554
5.625% 5/1/27	6,030	5,970
Parkland Corp.:
4.5% 10/1/29 (b)	8,995	8,399
4.625% 5/1/30 (b)	12,175	11,319
		137,265
Food/Beverage/Tobacco - 1.6%
BellRing Brands, Inc. 7% 3/15/30 (b)	14,740	15,190
C&S Group Enterprises LLC 5% 12/15/28 (b)	8,615	6,394
Chobani LLC/Finance Corp., Inc. 4.625% 11/15/28 (b)	6,285	5,997
Fiesta Purchaser, Inc. 7.875% 3/1/31 (b)	11,455	11,950
KeHE Distributor / Nextwave 9% 2/15/29 (b)	21,910	22,486
Lamb Weston Holdings, Inc.:
4.125% 1/31/30 (b)	12,150	11,092
4.375% 1/31/32 (b)	6,075	5,476
Performance Food Group, Inc.:
4.25% 8/1/29 (b)	8,495	7,868
5.5% 10/15/27 (b)	8,855	8,737
Post Holdings, Inc.:
4.5% 9/15/31 (b)	47,500	43,197
4.625% 4/15/30 (b)	15,630	14,561
5.5% 12/15/29 (b)	21,040	20,413
Simmons Foods, Inc. 4.625% 3/1/29 (b)	8,340	7,505
Triton Water Holdings, Inc. 6.25% 4/1/29 (b)	6,360	6,162
U.S. Foods, Inc.:
4.625% 6/1/30 (b)	7,520	7,049
7.25% 1/15/32 (b)	5,990	6,264
United Natural Foods, Inc. 6.75% 10/15/28 (b)	7,750	7,080
		207,421
Gaming - 1.5%
Boyd Gaming Corp. 4.75% 6/15/31 (b)	15,120	13,927
Churchill Downs, Inc.:
5.75% 4/1/30 (b)	14,970	14,678
6.75% 5/1/31 (b)	11,880	12,065
Fertitta Entertainment LLC / Fertitta Entertainment Finance Co., Inc.:
4.625% 1/15/29 (b)	25,865	24,156
6.75% 1/15/30 (b)	34,295	30,429
Jacobs Entertainment, Inc. 6.75% 2/15/29 (b)	8,585	8,026
Light & Wonder International, Inc. 7.5% 9/1/31 (b)	5,990	6,250
MGM Resorts International 4.75% 10/15/28	11,125	10,695
Ontario Gaming GTA LP / OTG Co. issuer, Inc. 8% 8/1/30 (b)	12,285	12,711
Premier Entertainment Sub LLC:
5.625% 9/1/29 (b)	13,730	10,265
5.875% 9/1/31 (b)	2,100	1,489
Station Casinos LLC 4.625% 12/1/31 (b)	9,135	8,325
Studio City Finance Ltd. 5% 1/15/29 (b)	5,700	5,066
VICI Properties LP / VICI Note Co.:
3.875% 2/15/29 (b)	11,195	10,506
4.25% 12/1/26 (b)	21,450	20,927
4.625% 12/1/29 (b)	12,240	11,785
		201,300
Healthcare - 3.8%
180 Medical, Inc. 3.875% 10/15/29 (b)	6,495	5,888
Avantor Funding, Inc. 3.875% 11/1/29 (b)	6,075	5,598
Bausch + Lomb Corp. 8.375% 10/1/28 (b)	11,980	12,309
Bausch Health Companies, Inc.:
4.875% 6/1/28 (b)	17,445	13,434
5.75% 8/15/27 (b)	18,030	14,694
6.125% 2/1/27 (b)	31,505	26,793
11% 9/30/28 (b)	5,140	4,808
Charles River Laboratories International, Inc.:
3.75% 3/15/29 (b)	10,515	9,727
4% 3/15/31 (b)	12,085	10,981
4.25% 5/1/28 (b)	3,400	3,239
CHS/Community Health Systems, Inc.:
4.75% 2/15/31 (b)	21,790	17,922
5.25% 5/15/30 (b)	18,245	15,911
6% 1/15/29 (b)	8,490	7,883
6.125% 4/1/30 (b)	21,795	16,538
10.875% 1/15/32 (b)	19,370	20,822
DaVita, Inc.:
3.75% 2/15/31 (b)	4,180	3,616
4.625% 6/1/30 (b)	31,515	28,860
Grifols SA % (b)	6,075	5,543
HealthEquity, Inc. 4.5% 10/1/29 (b)	6,410	6,038
IQVIA, Inc. 5% 5/15/27 (b)	12,070	11,847
Jazz Securities DAC 4.375% 1/15/29 (b)	12,305	11,556
ModivCare Escrow Issuer, Inc. 5% 10/1/29 (b)	7,010	4,744
Molina Healthcare, Inc.:
3.875% 11/15/30 (b)	10,465	9,464
3.875% 5/15/32 (b)	12,160	10,723
4.375% 6/15/28 (b)	7,525	7,164
Organon & Co. / Organon Foreign Debt Co-Issuer BV:
4.125% 4/30/28 (b)	21,010	19,739
5.125% 4/30/31 (b)	18,260	16,805
Owens & Minor, Inc. 4.5% 3/31/29 (b)	8,310	7,303
Tenet Healthcare Corp.:
4.25% 6/1/29	17,640	16,642
4.375% 1/15/30	43,755	41,045
5.125% 11/1/27	18,070	17,749
6.125% 6/15/30	30,025	30,127
6.25% 2/1/27	35,815	35,890
6.75% 5/15/31	6,005	6,170
Teva Pharmaceutical Finance Netherlands III BV:
4.75% 5/9/27	6,085	5,897
5.125% 5/9/29	6,085	5,906
7.875% 9/15/29	5,935	6,408
		495,783
Homebuilders/Real Estate - 1.6%
Arcosa, Inc. 4.375% 4/15/29 (b)	8,410	7,927
Ashton Woods U.S.A. LLC/Ashton Woods Finance Co. 4.625% 4/1/30 (b)	8,940	8,161
Brookfield Residential Properties, Inc./Brookfield Residential U.S. Corp. 4.875% 2/15/30 (b)	7,775	7,128
Century Communities, Inc. 3.875% 8/15/29 (b)	9,110	8,306
Greystar Real Estate Partners 7.75% 9/1/30 (b)	5,305	5,625
Jones DesLauriers Insurance Management, Inc. 10.5% 12/15/30 (b)(g)	3,840	4,119
LGI Homes, Inc. 8.75% 12/15/28 (b)	6,060	6,438
MPT Operating Partnership LP/MPT Finance Corp.:
3.5% 3/15/31	11,190	7,352
4.625% 8/1/29	18,080	13,121
5% 10/15/27	38,043	31,191
Panther Escrow Issuer LLC 7.125% 6/1/31 (b)	21,230	21,784
Shea Homes Ltd. Partnership/Corp. 4.75% 4/1/29	8,020	7,603
Taylor Morrison Communities, Inc./Monarch Communities, Inc.:
5.125% 8/1/30 (b)	10,725	10,457
5.875% 6/15/27 (b)	9,260	9,298
TopBuild Corp. 3.625% 3/15/29 (b)	5,910	5,440
TRI Pointe Homes, Inc. 5.7% 6/15/28	14,380	14,342
Uniti Group LP/Uniti Group Finance, Inc./CSL Capital LLC:
4.75% 4/15/28 (b)	31,410	27,127
6.5% 2/15/29 (b)	14,000	10,582
10.5% 2/15/28 (b)	4,785	4,840
Weekley Homes LLC/Weekley Finance Corp. 4.875% 9/15/28 (b)	5,045	4,803
		215,644
Hotels - 0.5%
Carnival Holdings (Bermuda) Ltd. 10.375% 5/1/28 (b)	17,635	19,064
Hilton Domestic Operating Co., Inc.:
3.75% 5/1/29 (b)	5,595	5,187
4% 5/1/31 (b)	8,395	7,604
4.875% 1/15/30	6,900	6,671
5.875% 4/1/29 (b)	8,555	8,621
6.125% 4/1/32 (b)	11,955	12,076
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp. 4.875% 4/1/27	8,435	8,323
		67,546
Insurance - 2.2%
Acrisure LLC / Acrisure Finance, Inc.:
6% 8/1/29 (b)	9,105	8,581
7.5% 11/6/30 (b)	6,065	6,155
8.25% 2/1/29 (b)	28,450	28,934
Alliant Holdings Intermediate LLC/Alliant Holdings Co.-Issuer:
4.25% 10/15/27 (b)	11,125	10,587
5.875% 11/1/29 (b)	9,115	8,728
6.75% 10/15/27 (b)	49,965	49,590
6.75% 4/15/28 (b)	35,177	35,351
7% 1/15/31 (b)	10,385	10,572
AmWINS Group, Inc. 4.875% 6/30/29 (b)	8,805	8,302
AssuredPartners, Inc.:
5.625% 1/15/29 (b)	8,355	7,959
7.5% 2/15/32 (b)	6,065	6,175
GTCR AP Finance, Inc. 8% 5/15/27 (b)	6,010	6,030
HUB International Ltd.:
5.625% 12/1/29 (b)	36,135	34,696
7.25% 6/15/30 (b)	38,895	40,115
7.375% 1/31/32 (b)	15,140	15,562
MGIC Investment Corp. 5.25% 8/15/28	7,710	7,612
USI, Inc. 7.5% 1/15/32 (b)	8,005	8,277
		293,226
Leisure - 1.8%
Boyne U.S.A., Inc. 4.75% 5/15/29 (b)	6,360	6,023
Carnival Corp.:
4% 8/1/28 (b)	56,090	53,070
7% 8/15/29 (b)	6,075	6,337
7.625% 3/1/26 (b)	19,665	19,855
Merlin Entertainments PLC 5.75% 6/15/26 (b)	7,725	7,659
NCL Corp. Ltd. 5.875% 2/15/27 (b)	12,100	12,012
Royal Caribbean Cruises Ltd.:
5.375% 7/15/27 (b)	9,125	9,071
6.25% 3/15/32 (b)	12,110	12,350
7.25% 1/15/30 (b)	5,940	6,226
8.25% 1/15/29 (b)	32,435	34,313
9.25% 1/15/29 (b)	34,425	36,797
SeaWorld Parks & Entertainment, Inc. 5.25% 8/15/29 (b)	12,145	11,569
Viking Ocean Cruises Ship VII Ltd. 5.625% 2/15/29 (b)	4,965	4,899
Voc Escrow Ltd. 5% 2/15/28 (b)	19,690	19,213
		239,394
Metals/Mining - 1.5%
Alcoa Nederland Holding BV:
4.125% 3/31/29 (b)	15,485	14,464
6.125% 5/15/28 (b)	3,565	3,571
7.125% 3/15/31 (b)	4,970	5,130
Arsenal AIC Parent LLC 8% 10/1/30 (b)	7,040	7,490
Cleveland-Cliffs, Inc.:
4.625% 3/1/29 (b)	23,720	22,475
4.875% 3/1/31 (b)	11,440	10,441
6.75% 4/15/30 (b)	3,000	3,020
Eldorado Gold Corp. 6.25% 9/1/29 (b)	13,719	13,299
ERO Copper Corp. 6.5% 2/15/30 (b)	9,085	8,847
First Quantum Minerals Ltd.:
8.625% 6/1/31 (b)	21,965	21,855
9.375% 3/1/29 (b)	14,250	14,987
FMG Resources August 2006 Pty Ltd.:
4.375% 4/1/31 (b)	8,990	8,126
4.5% 9/15/27 (b)	9,015	8,647
HudBay Minerals, Inc. 4.5% 4/1/26 (b)	7,020	6,865
Mineral Resources Ltd.:
8% 11/1/27 (b)	6,040	6,199
8.125% 5/1/27 (b)	18,015	18,257
8.5% 5/1/30 (b)	4,475	4,672
9.25% 10/1/28 (b)	10,605	11,278
Murray Energy Corp.:
11.25% (b)(c)(d)	8,915	0
12% pay-in-kind (b)(c)(d)(h)	10,343	0
		189,623
Paper - 0.7%
Ardagh Metal Packaging Finance U.S.A. LLC/Ardagh Metal Packaging Finance PLC:
3.25% 9/1/28 (b)	5,915	5,268
4% 9/1/29 (b)	11,830	10,048
6% 6/15/27 (b)	6,045	6,009
Cascades, Inc.:
5.125% 1/15/26 (b)	5,600	5,529
5.375% 1/15/28 (b)	5,600	5,429
Clydesdale Acquisition Holdings, Inc.:
6.625% 4/15/29 (b)	7,185	7,158
8.75% 4/15/30 (b)	44,650	43,820
Mercer International, Inc. 5.125% 2/1/29	15,060	12,764
		96,025
Restaurants - 0.6%
1011778 BC Unlimited Liability Co./New Red Finance, Inc.:
3.875% 1/15/28 (b)	12,115	11,391
4% 10/15/30 (b)	39,005	34,791
4.375% 1/15/28 (b)	10,600	10,079
Bloomin Brands, Inc. / OSI Restaurant Partners LLC 5.125% 4/15/29 (b)	5,565	5,114
Garden SpinCo Corp. 8.625% 7/20/30 (b)	5,205	5,622
Papa John's International, Inc. 3.875% 9/15/29 (b)	5,560	4,953
Yum! Brands, Inc. 4.625% 1/31/32	11,975	11,168
		83,118
Services - 3.7%
Adtalem Global Education, Inc. 5.5% 3/1/28 (b)	9,010	8,756
AECOM 5.125% 3/15/27	11,885	11,742
Artera Services LLC 8.5% 2/15/31 (b)	25,315	25,955
Atlas Luxco 4 SARL / Allied Universal Holdco LLC / Allied Universal Finance Corp. 4.625% 6/1/28 (b)	7,690	7,088
Brand Industrial Services, Inc. 10.375% 8/1/30 (b)	44,695	49,081
Camelot Finance SA 4.5% 11/1/26 (b)	10,590	10,324
CoreCivic, Inc. 8.25% 4/15/29	34,400	36,205
Fair Isaac Corp. 4% 6/15/28 (b)	2,910	2,738
H&E Equipment Services, Inc. 3.875% 12/15/28 (b)	16,800	15,351
Hertz Corp.:
4.625% 12/1/26 (b)	6,240	4,708
5% 12/1/29 (b)	7,615	5,033
5.5% (b)(c)(d)	10,890	354
6% (b)(c)(d)	10,285	926
6.25% (c)(d)	11,875	386
7.125% (b)(c)(d)	10,285	926
12.625% 7/15/29 (b)	2,915	3,100
Iron Mountain, Inc.:
4.5% 2/15/31 (b)	22,025	20,244
4.875% 9/15/29 (b)	24,110	23,036
Neptune BidCo U.S., Inc. 9.29% 4/15/29 (b)	47,450	46,382
OpenLane, Inc. 5.125% 6/1/25 (b)	10,355	10,278
Service Corp. International 4% 5/15/31	12,070	10,875
The Brink's Co. 4.625% 10/15/27 (b)	12,180	11,808
The GEO Group, Inc.:
8.625% 4/15/29	21,310	22,188
10.25% 4/15/31	15,225	16,320
TriNet Group, Inc. 3.5% 3/1/29 (b)	8,865	8,033
Uber Technologies, Inc.:
4.5% 8/15/29 (b)	27,335	26,349
6.25% 1/15/28 (b)	9,175	9,256
7.5% 9/15/27 (b)	35,255	35,918
8% 11/1/26 (b)	51,060	51,276
WASH Multifamily Acquisition, Inc. 5.75% 4/15/26 (b)	9,760	9,605
		484,241
Steel - 0.2%
Algoma Steel SCA 0% 12/31/24 (c)	1,982	0
ATI, Inc. 7.25% 8/15/30	5,985	6,257
Commercial Metals Co. 3.875% 2/15/31	6,135	5,511
Roller Bearing Co. of America, Inc. 4.375% 10/15/29 (b)	4,375	4,084
Vallourec SA 7.5% 4/15/32 (b)	12,405	12,992
		28,844
Super Retail - 1.4%
Asbury Automotive Group, Inc.:
4.5% 3/1/28	3,534	3,380
4.625% 11/15/29 (b)	10,005	9,349
4.75% 3/1/30	3,523	3,310
5% 2/15/32 (b)	10,800	9,953
Bath & Body Works, Inc.:
6.625% 10/1/30 (b)	23,165	23,385
6.75% 7/1/36	12,766	12,779
7.5% 6/15/29	8,335	8,575
EG Global Finance PLC 12% 11/30/28 (b)	93,735	100,368
LBM Acquisition LLC 6.25% 1/15/29 (b)	17,805	15,731
		186,830
Technology - 3.5%
Acuris Finance U.S. 5% 5/1/28 (b)	9,045	8,061
Block, Inc. 3.5% 6/1/31	12,070	10,470
CA Magnum Holdings 5.375% 10/31/26 (b)	4,870	4,690
Clarivate Science Holdings Corp.:
3.875% 7/1/28 (b)	10,695	10,032
4.875% 7/1/29 (b)	10,115	9,555
Cloud Software Group, Inc. 6.5% 3/31/29 (b)	101,715	99,146
Coherent Corp. 5% 12/15/29 (b)	9,495	9,057
Crowdstrike Holdings, Inc. 3% 2/15/29	8,870	7,960
Elastic NV 4.125% 7/15/29 (b)	24,245	22,337
Gen Digital, Inc. 5% 4/15/25 (b)	10,050	9,988
Go Daddy Operating Co. LLC / GD Finance Co., Inc.:
3.5% 3/1/29 (b)	11,810	10,738
5.25% 12/1/27 (b)	9,345	9,200
ION Trading Technologies Ltd.:
5.75% 5/15/28 (b)	12,040	11,129
9.5% 5/30/29 (b)	9,105	9,459
Iron Mountain Information Management Services, Inc. 5% 7/15/32 (b)	9,100	8,499
MicroStrategy, Inc. 6.125% 6/15/28 (b)	23,020	22,767
NCR Atleos Corp. 9.5% 4/1/29 (b)	8,995	9,826
NCR Voyix Corp.:
5% 10/1/28 (b)	5,530	5,288
5.125% 4/15/29 (b)	8,870	8,474
5.25% 10/1/30 (b)	5,530	5,188
ON Semiconductor Corp. 3.875% 9/1/28 (b)	11,065	10,336
Open Text Corp. 6.9% 12/1/27 (b)	10,610	11,010
Open Text Holdings, Inc.:
4.125% 2/15/30 (b)	5,690	5,190
4.125% 12/1/31 (b)	5,485	4,883
PTC, Inc.:
3.625% 2/15/25 (b)	6,650	6,570
4% 2/15/28 (b)	6,575	6,227
Roblox Corp. 3.875% 5/1/30 (b)	9,120	8,172
Seagate HDD Cayman:
8.25% 12/15/29	19,590	21,105
8.5% 7/15/31	12,720	13,786
Sensata Technologies BV 4% 4/15/29 (b)	11,970	11,092
Synaptics, Inc. 4% 6/15/29 (b)	7,015	6,427
TTM Technologies, Inc. 4% 3/1/29 (b)	8,870	8,236
Twilio, Inc.:
3.625% 3/15/29	9,995	9,067
3.875% 3/15/31	10,460	9,363
UKG, Inc. 6.875% 2/1/31 (b)	9,090	9,343
Unisys Corp. 6.875% 11/1/27 (b)	6,095	5,461
Veritas U.S., Inc./Veritas Bermuda Ltd. 7.5% 9/1/25 (b)	19,670	17,113
		455,245
Telecommunications - 2.5%
Altice Financing SA:
5% 1/15/28 (b)	14,560	11,627
5.75% 8/15/29 (b)	25,600	19,430
Altice France SA:
5.125% 1/15/29 (b)	2,945	2,044
5.125% 7/15/29 (b)	76,070	53,348
5.5% 1/15/28 (b)	4,740	3,470
5.5% 10/15/29 (b)	109,185	76,785
C&W Senior Finance Ltd. 6.875% 9/15/27 (b)	37,020	36,146
Frontier Communications Holdings LLC:
5% 5/1/28 (b)	19,575	18,852
5.875% 10/15/27 (b)	10,375	10,273
LCPR Senior Secured Financing DAC:
5.125% 7/15/29 (b)	14,860	12,366
6.75% 10/15/27 (b)	10,157	9,465
Millicom International Cellular SA 4.5% 4/27/31 (b)	1,725	1,507
Qwest Corp. 7.25% 9/15/25	1,480	1,466
Sable International Finance Ltd. 5.75% 9/7/27 (b)	24,010	23,477
SBA Communications Corp.:
3.125% 2/1/29	13,305	12,046
3.875% 2/15/27	17,015	16,382
Uniti Group LP/Uniti Fiber Holdings, Inc./CSL Capital LLC 6% 1/15/30 (b)	7,365	5,277
VMED O2 UK Financing I PLC 4.75% 7/15/31 (b)	21,200	18,201
		332,162
Textiles/Apparel - 0.1%
Crocs, Inc.:
4.125% 8/15/31 (b)	6,075	5,335
4.25% 3/15/29 (b)	8,675	8,003
Kontoor Brands, Inc. 4.125% 11/15/29 (b)	5,320	4,890
		18,228
Transportation Ex Air/Rail - 0.2%
Seaspan Corp. 5.5% 8/1/29 (b)	9,095	8,195
XPO, Inc.:
6.25% 6/1/28 (b)	5,950	6,015
7.125% 2/1/32 (b)	9,085	9,396
		23,606
Utilities - 2.0%
Clearway Energy Operating LLC:
3.75% 2/15/31 (b)	13,295	11,775
3.75% 1/15/32 (b)	6,075	5,298
4.75% 3/15/28 (b)	6,920	6,643
NextEra Energy Partners LP 7.25% 1/15/29 (b)	6,060	6,295
NRG Energy, Inc.:
3.375% 2/15/29 (b)	5,145	4,631
3.625% 2/15/31 (b)	10,215	8,938
3.875% 2/15/32 (b)	1,254	1,095
5.75% 1/15/28	9,000	8,944
6.625% 1/15/27	6,378	6,373
Pacific Gas & Electric Co.:
3.45% 7/1/25	2,868	2,815
3.75% 7/1/28	2,868	2,735
3.95% 12/1/47	10,826	8,010
4% 12/1/46	13,774	10,284
4.3% 3/15/45	5,995	4,717
PG&E Corp.:
5% 7/1/28	22,000	21,459
5.25% 7/1/30	8,330	8,049
Pike Corp.:
5.5% 9/1/28 (b)	37,175	36,046
8.625% 1/31/31 (b)	15,130	16,270
Vistra Operations Co. LLC:
4.375% 5/1/29 (b)	23,230	21,920
5% 7/31/27 (b)	22,585	22,114
5.5% 9/1/26 (b)	3,485	3,453
5.625% 2/15/27 (b)	28,195	27,978
7.75% 10/15/31 (b)	11,985	12,665
		258,507
TOTAL NONCONVERTIBLE BONDS		6,912,119
TOTAL CORPORATE BONDS (Cost $7,238,284)		7,048,647

Asset-Backed Securities - 0.0%
	Principal Amount (a) (000s)	Value ($) (000s)
Ocp Clo 2017-14 Ltd. Series 2024-14A Class ER, CME Term SOFR 3 Month Index + 6.550% 6.55% 7/20/37 (b)(h)(i) (Cost $1,291)	1,291	1,291

Common Stocks - 20.6%
	Shares	Value ($) (000s)
Aerospace - 0.1%
TransDigm Group, Inc.	13,200	17,084
Air Transportation - 0.1%
Air Canada (j)	23,000	265
Delta Air Lines, Inc.	146,750	6,313
TOTAL AIR TRANSPORTATION		6,578
Automotive & Auto Parts - 0.3%
BYD Co. Ltd. (H Shares)	1,412,500	41,817
UC Holdings, Inc. (c)(j)	677,217	440
TOTAL AUTOMOTIVE & AUTO PARTS		42,257
Banks & Thrifts - 0.2%
Blue Owl Capital, Inc. Class A	1,137,300	21,688
Broadcasting - 0.0%
iHeartMedia, Inc. (j)	104	0
Building Materials - 1.3%
Builders FirstSource, Inc. (j)	90,400	15,130
Carlisle Companies, Inc.	94,400	39,514
Eagle Materials, Inc.	142,000	38,667
EMCOR Group, Inc.	94,800	35,592
Fortune Brands Innovations, Inc.	319,300	25,803
Martin Marietta Materials, Inc.	23,300	13,825
TOTAL BUILDING MATERIALS		168,531
Capital Goods - 0.5%
Deere & Co.	14,600	5,431
Parker Hannifin Corp.	58,900	33,052
Trane Technologies PLC	75,800	25,338
TOTAL CAPITAL GOODS		63,821
Chemicals - 0.2%
The Chemours Co. LLC	857,210	20,719
Westlake Corp.	51,200	7,570
TOTAL CHEMICALS		28,289
Consumer Products - 0.1%
elf Beauty, Inc. (j)	104,900	18,104
Tapestry, Inc.	29,300	1,175
TOTAL CONSUMER PRODUCTS		19,279
Containers - 0.2%
Graphic Packaging Holding Co.	973,700	29,308
Diversified Financial Services - 1.7%
Apollo Global Management, Inc.	610,300	76,477
Ares Management Corp. Class A,	145,100	22,229
Carnelian Point Holdings LP warrants (c)(j)	931	3
Coinbase Global, Inc. (j)	95,100	21,337
MasterCard, Inc. Class A	92,500	42,893
Moody's Corp.	33,900	15,475
OneMain Holdings, Inc.	769,000	40,188
PJT Partners, Inc. Class A	5,092	677
TOTAL DIVERSIFIED FINANCIAL SERVICES		219,279
Energy - 1.1%
Antero Resources Corp. (j)	306,925	8,907
California Resources Corp. warrants 10/27/24 (j)	57,076	897
Canvas Energy, Inc.:
Series A warrants 10/1/24 (c)(j)	392	0
Series B warrants 10/1/25 (c)(j)	392	0
Cheniere Energy, Inc.	205,700	37,569
EP Energy Corp. (c)(j)	841,775	1,162
Forbes Energy Services Ltd. (c)(j)	193,218	0
Mesquite Energy, Inc. (c)(j)	317,026	26,538
Permian Resource Corp. Class A	3,745,700	57,459
PureWest Energy (c)(j)	17,812	4
Superior Energy Services, Inc. Class A (c)	110,370	7,759
Unit Corp.	37,978	1,364
TOTAL ENERGY		141,659
Entertainment/Film - 0.0%
New Cotai LLC/New Cotai Capital Corp. (c)(e)(j)	3,366,626	2,323
Food & Drug Retail - 0.0%
Southeastern Grocers, Inc. rights (c)(j)	793,345	847
Food/Beverage/Tobacco - 0.3%
Celsius Holdings, Inc. (j)(k)	238,100	11,150
U.S. Foods Holding Corp. (j)	632,300	34,391
TOTAL FOOD/BEVERAGE/TOBACCO		45,541
Gaming - 0.3%
Boyd Gaming Corp.	453,873	27,627
Studio City International Holdings Ltd.:
ADR (b)(j)	631,958	4,258
(NYSE) ADR (j)	695,700	4,687
TOTAL GAMING		36,572
Healthcare - 0.1%
Cano Health, Inc. warrants (c)(j)	10,790	47
Encompass Health Corp.	34	3
Enhabit Home Health & Hospice (j)	17	0
Tenet Healthcare Corp. (j)	105,498	15,793
TOTAL HEALTHCARE		15,843
Homebuilders/Real Estate - 1.5%
Arthur J. Gallagher & Co.	211,900	60,072
Comfort Systems U.S.A., Inc.	152,700	50,761
TopBuild Corp. (j)	131,500	62,928
Willscot Holdings Corp. (j)	610,100	25,014
TOTAL HOMEBUILDERS/REAL ESTATE		198,775
Leisure - 0.0%
Viking Holdings Ltd.	34,900	1,246
Metals/Mining - 0.0%
Elah Holdings, Inc. (j)	906	27
Restaurants - 0.1%
Domino's Pizza, Inc.	30,300	12,990
Services - 0.6%
Airbnb, Inc. Class A (j)	202,100	28,205
Penhall Acquisition Co. (c)	34,884	0
Visa, Inc. Class A	178,500	47,422
TOTAL SERVICES		75,627
Steel - 0.0%
Algoma Steel SCA (c)(j)	198,162	0
Super Retail - 1.1%
Amazon.com, Inc. (j)	256,900	48,035
Arena Brands Holding Corp. Class B (c)(e)(j)	659,302	10,166
Booking Holdings, Inc.	4,600	17,089
Dick's Sporting Goods, Inc.	140,400	30,376
Lowe's Companies, Inc.	55,100	13,528
Williams-Sonoma, Inc.	152,606	23,605
TOTAL SUPER RETAIL		142,799
Technology - 8.8%
Accenture PLC Class A	36,900	12,200
Adobe, Inc. (j)	80,400	44,353
Alphabet, Inc. Class A	229,200	39,317
Arista Networks, Inc. (j)	96,000	33,269
ASML Holding NV (depository receipt)	21,300	19,952
Autodesk, Inc. (j)	75,700	18,737
Block, Inc. Class A (j)	377,300	23,347
Dell Technologies, Inc.	148,200	16,847
DoubleVerify Holdings, Inc. (j)	587,700	12,412
Eaton Corp. PLC	162,300	49,467
Fiserv, Inc. (j)	164,300	26,875
Gen Digital, Inc.	606,400	15,760
Intuit, Inc.	30,300	19,615
KLA Corp.	42,500	34,980
Lam Research Corp.	57,900	53,340
Marvell Technology, Inc.	273,600	18,326
Meta Platforms, Inc. Class A	241,300	114,576
Micron Technology, Inc.	170,800	18,757
Microsoft Corp.	185,200	77,478
MKS Instruments, Inc.	155,900	19,628
Monday.com Ltd. (j)	85,300	19,603
Nextracker, Inc. Class A (j)	876,300	43,061
nVent Electric PLC	315,900	22,944
NVIDIA Corp.	1,349,000	157,860
NXP Semiconductors NV	43,500	11,447
ON Semiconductor Corp. (j)	700,403	54,807
Oracle Corp.	208,200	29,033
Pinterest, Inc. Class A (j)	966,900	30,892
Salesforce, Inc.	111,700	28,908
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	229,000	37,968
UiPath, Inc. Class A (j)	1,401,300	17,054
Vertiv Holdings Co.	414,400	32,613
TOTAL TECHNOLOGY		1,155,426
Telecommunications - 0.3%
EchoStar Corp. Class A (j)(k)	769,300	15,448
GTT Communications, Inc. (c)(j)	85,487	3,023
Palo Alto Networks, Inc. (j)	54,800	17,795
TOTAL TELECOMMUNICATIONS		36,266
Textiles/Apparel - 0.4%
Crocs, Inc. (j)	297,900	40,029
LVMH Moet Hennessy Louis Vuitton SE	11,800	8,323
TOTAL TEXTILES/APPAREL		48,352
Transportation Ex Air/Rail - 0.0%
Tricer Holdco SCA:
Class A1 (c)(e)(j)	598,287	0
Class A2 (c)(e)(j)	598,287	0
Class A3 (c)(e)(j)	598,287	0
Class A4 (c)(e)(j)	598,287	0
Class A5 (c)(e)(j)	598,287	0
Class A6 (c)(e)(j)	598,287	0
Class A7 (c)(e)(j)	598,287	0
Class A8 (c)(e)(j)	598,287	0
Class A9 (c)(e)(j)	598,287	0
TOTAL TRANSPORTATION EX AIR/RAIL		0
Utilities - 1.3%
Constellation Energy Corp.	299,700	56,883
Core & Main, Inc. (j)	352,800	18,864
PG&E Corp.	2,097,796	38,285
Portland General Electric Co.	14,817	702
Vistra Corp.	636,300	50,408
TOTAL UTILITIES		165,142
TOTAL COMMON STOCKS (Cost $2,069,579)		2,695,549

Nonconvertible Preferred Stocks - 0.0%
	Shares	Value ($) (000s)
Transportation Ex Air/Rail - 0.0%
Tricer Holdco SCA (c)(e)(j) (Cost $10,250)	287,159,690	3

Bank Loan Obligations - 9.3%
	Principal Amount (a) (000s)	Value ($) (000s)
Air Transportation - 0.0%
SkyMiles IP Ltd. Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 3.750% 9.032% 10/20/27 (h)(i)(l)	1,391	1,421
United Airlines, Inc. Tranche 1LN, term loan CME Term SOFR 1 Month Index + 2.750% 8.0334% 2/24/31 (h)(i)(l)	2,723	2,730
TOTAL AIR TRANSPORTATION		4,151
Automotive & Auto Parts - 0.0%
Clarios Global LP Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 8.3439% 5/6/30 (h)(i)(l)	2,638	2,642
Wand NewCo 3, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.750% 9.0939% 1/20/31 (h)(i)(l)	2,230	2,237
TOTAL AUTOMOTIVE & AUTO PARTS		4,879
Banks & Thrifts - 0.1%
Citadel Securities LP Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.250% 7.5937% 7/29/30 (h)(i)(l)	9,528	9,556
Broadcasting - 0.1%
Diamond Sports Group LLC 1LN, term loan CME Term SOFR 1 Month Index + 8.000% 15.443% 8/24/26 (h)(i)(l)	3,007	2,786
Univision Communications, Inc.:
1LN, term loan CME Term SOFR 3 Month Index + 4.250% 9.5846% 6/24/29 (h)(i)(l)	740	730
Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 8.7082% 1/31/29 (h)(i)(l)	7,331	7,118
TOTAL BROADCASTING		10,634
Building Materials - 0.2%
Hunter Douglas, Inc. Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 3.500% 8.8359% 2/25/29 (h)(i)(l)	22,300	22,040
MIWD Holdco II LLC Tranche B2, term loan CME Term SOFR 1 Month Index + 3.500% 8.8437% 3/28/31 (h)(i)(l)	785	787
TOTAL BUILDING MATERIALS		22,827
Chemicals - 0.6%
Consolidated Energy Finance SA Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.500% 9.8437% 11/15/30 (h)(i)(l)	12,095	11,508
Discovery Purchaser Corp. 1LN, term loan CME Term SOFR 3 Month Index + 4.370% 9.6932% 10/4/29 (h)(i)(l)	44,763	44,670
Olympus Water U.S. Holding Corp. Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 3.500% 8.8474% 6/23/31 (h)(i)(l)	3,350	3,358
W.R. Grace Holding LLC Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 3.750% 8.5937% 9/22/28 (h)(i)(l)	14,644	14,702
TOTAL CHEMICALS		74,238
Consumer Products - 0.4%
Kronos Acquisition Holdings, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.000% 9.3143% 6/27/31 (h)(i)(l)	19,693	19,385
TKC Holdings, Inc. 1LN, term loan CME Term SOFR 1 Month Index + 5.500% 11.109% 5/14/28 (h)(i)(l)	26,834	26,767
TOTAL CONSUMER PRODUCTS		46,152
Containers - 0.0%
Kloeckner Pentaplast of America, Inc. Tranche B 1LN, term loan CME Term SOFR 6 Month Index + 4.750% 10.2675% 2/9/26 (h)(i)(l)	1,456	1,364
Energy - 0.4%
EG America LLC Tranche BC 1LN, term loan CME Term SOFR 1 Month Index + 5.500% 11.0716% 2/7/28 (h)(i)(l)	47,004	46,827
Forbes Energy Services LLC Tranche B, term loan 0% (c)(d)(h)(l)	1,810	0
Mesquite Energy, Inc.:
1LN, term loan 3 month U.S. LIBOR + 8.000% 0% (c)(d)(i)(l)	5,861	0
term loan 0% (c)(d)(h)(l)	2,528	0
TOTAL ENERGY		46,827
Environmental - 0.0%
Covanta Holding Corp.:
Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.500% 7.8388% 11/30/28 (h)(i)(l)	2,164	2,166
Tranche C 1LN, term loan CME Term SOFR 1 Month Index + 2.500% 7.5877% 11/30/28 (h)(i)(l)	166	166
Madison IAQ LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 7.8892% 6/21/28 (h)(i)(l)	2,939	2,942
TOTAL ENVIRONMENTAL		5,274
Food/Beverage/Tobacco - 0.0%
Fiesta Purchaser, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.000% 9.3437% 2/12/31 (h)(i)(l)	2,150	2,161
Naked Juice LLC 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 8.6846% 1/24/29 (h)(i)(l)	2,239	1,989
TOTAL FOOD/BEVERAGE/TOBACCO		4,150
Gaming - 0.3%
Fertitta Entertainment LLC NV Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.000% 9.0788% 1/27/29 (h)(i)(l)	29,372	29,433
Ontario Gaming GTA LP Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.250% 9.5846% 8/1/30 (h)(i)(l)	5,975	5,993
TOTAL GAMING		35,426
Healthcare - 0.3%
Gainwell Acquisition Corp. Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 4.000% 9.4346% 10/1/27 (h)(i)(l)	17,273	15,330
Medline Borrower LP Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.750% 7.8437% 10/23/28 (h)(i)(l)	22,861	22,928
Phoenix Newco, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 8.7084% 11/15/28 (h)(i)(l)	7,033	7,057
TOTAL HEALTHCARE		45,315
Insurance - 0.6%
Acrisure LLC:
Tranche B1 1LN, term loan CME Term SOFR 1 Month Index + 3.000% 8.3436% 2/16/27 (h)(i)(l)	16,449	16,423
Tranche B6 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 8.5936% 11/6/30 (h)(i)(l)	11,790	11,772
Alliant Holdings Intermediate LLC Tranche B6 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 8.8451% 11/6/30 (h)(i)(l)	10,803	10,846
HUB International Ltd. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 8.532% 6/20/30 (h)(i)(l)	9,207	9,216
Truist Insurance Holdings LLC:
2L, term loan CME Term SOFR 1 Month Index + 4.750% 10.0846% 3/8/32 (h)(i)(l)	25,720	26,391
Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 8.5846% 5/6/31 (h)(i)(l)	4,905	4,913
TOTAL INSURANCE		79,561
Leisure - 0.4%
Carnival Corp. Tranche B 1LN, term loan:
CME Term SOFR 1 Month Index + 2.750% 8.0937% 8/9/27 (h)(i)(l)	27,130	27,299
CME Term SOFR 1 Month Index + 2.750% 8.0937% 10/18/28 (h)(i)(l)	28,776	28,902
TOTAL LEISURE		56,201
Metals/Mining - 0.0%
Arsenal AIC Parent LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.750% 9.0937% 8/19/30 (h)(i)(l)	1,628	1,632
Paper - 0.6%
Clydesdale Acquisition Holdings, Inc.:
1LN, term loan CME Term SOFR 1 Month Index + 3.670% 9.1187% 4/13/29 (h)(i)(l)	72,678	72,697
Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 3.250% 4/13/29 (i)(l)(m)	2,045	2,046
TOTAL PAPER		74,743
Services - 1.0%
ABG Intermediate Holdings 2 LLC Tranche B1 1LN, term loan CME Term SOFR 1 Month Index + 2.750% 8.0937% 12/21/28 (h)(i)(l)	17,666	17,727
Artera Services LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.500% 9.8346% 2/10/31 (h)(i)(l)	6,329	6,339
Ascend Learning LLC:
2LN, term loan CME Term SOFR 1 Month Index + 5.750% 11.1937% 12/10/29 (h)(i)(l)	15,190	14,658
Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 8.9437% 12/10/28 (h)(i)(l)	17,725	17,733
Bifm California Buyer, Inc. Tranche 1LN, term loan CME Term SOFR 1 Month Index + 4.250% 9.5937% 5/31/28 (h)(i)(l)	1,451	1,457
Brand Industrial Services, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.500% 9.8268% 8/1/30 (h)(i)(l)	31,296	31,293
Neptune BidCo U.S., Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 5.000% 10.404% 4/11/29 (h)(i)(l)	15,484	14,555
Sabert Corp. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.000% 8.4596% 12/10/26 (h)(i)(l)	4,989	5,024
Sotheby's Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.500% 10.063% 1/15/27 (h)(i)(l)	1,581	1,442
Spin Holdco, Inc. Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 4.000% 9.6001% 3/4/28 (h)(i)(l)	17,694	14,494
STS Operating, Inc. 1LN, term loan CME Term SOFR 1 Month Index + 4.000% 9.4439% 3/25/31 (h)(i)(l)	6,130	6,150
The GEO Group, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 5.250% 10.5937% 4/14/29 (h)(i)(l)	4,666	4,746
TOTAL SERVICES		135,618
Super Retail - 0.9%
Great Outdoors Group LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.750% 9.2082% 3/5/28 (h)(i)(l)	3,015	3,009
LBM Acquisition LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.750% 9.1821% 6/6/31 (h)(i)(l)	117,252	112,884
TOTAL SUPER RETAIL		115,893
Technology - 3.2%
Acuris Finance U.S., Inc. 1LN, term loan CME Term SOFR 3 Month Index + 4.000% 9.4846% 2/16/28 (h)(i)(l)	1,131	1,127
Amazon Holdco, Inc. 1LN, term loan CME Term SOFR 1 Month Index + 2.750% 7/31/31 (i)(l)(m)	5,895	5,910
Applied Systems, Inc.:
Tranche 2LN, term loan CME Term SOFR 1 Month Index + 5.250% 10.5846% 2/23/32 (h)(i)(l)	225	233
Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 8.8346% 2/24/31 (h)(i)(l)	11,835	11,889
Athenahealth Group, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 8.5937% 2/15/29 (h)(i)(l)	29,040	28,968
ConnectWise LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 9.0962% 9/30/28 (h)(i)(l)	18,077	18,004
Cotiviti, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 8.593% 5/1/31 (h)(i)(l)	41,341	41,471
DG Investment Intermediate Holdings, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.750% 9.2082% 3/31/28 (h)(i)(l)	1,969	1,967
First Advantage Holdings LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.750% 8.2082% 1/31/27 (h)(i)(l)	3,110	3,123
McAfee Corp. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 8.593% 3/1/29 (h)(i)(l)	31,014	30,946
MH Sub I LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.250% 9.5937% 5/3/28 (h)(i)(l)	17,647	17,601
Modena Buyer LLC 1LN, term loan CME Term SOFR 1 Month Index + 4.500% 9.8316% 7/1/31 (h)(i)(l)	29,405	28,273
Polaris Newco LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.000% 9.5137% 6/2/28 (h)(i)(l)	6,589	6,596
Project Alpha Intermediate Holding, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.750% 9.0021% 10/28/30 (h)(i)(l)	11,985	12,027
Proofpoint, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.000% 8.3437% 8/31/28 (h)(i)(l)	78,194	78,407
RealPage, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.000% 8.4582% 4/22/28 (h)(i)(l)	5,864	5,709
UKG, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 8.5546% 2/10/31 (h)(i)(l)	84,057	84,299
Veritas U.S., Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 5.000% 10.4582% 9/1/25 (h)(i)(l)	9,997	8,750
VS Buyer LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 8.5788% 4/14/31 (h)(i)(l)	35,175	35,285
TOTAL TECHNOLOGY		420,585
Telecommunications - 0.2%
Aventiv Technologies LLC:
1LN, term loan:
CME Term SOFR 1 Month Index + 7.500% 13.0962% 7/31/25 (h)(i)(l)	184	185
CME Term SOFR 3 Month Index + 5.090% 10.6862% 7/31/25 (h)(i)(l)	7,020	5,414
Tranche FLSO 1LN, term loan CME Term SOFR 1 Month Index + 7.500% 13.0962% 7/31/25 (c)(h)(i)(l)	420	420
Connect U.S. Finco LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.500% 9.8439% 9/13/29 (h)(i)(l)	8,689	8,254
GTT Communications, Inc. 1LN, term loan CME Term SOFR 3 Month Index + 9.000% 14.4346% 6/30/28 (h)(i)(l)	4,007	2,905
Gtt Remainco LLC 1LN, term loan CME Term SOFR 1 Month Index + 7.000% 12.4439% 12/30/27 (h)(i)(l)	4,713	4,375
TOTAL TELECOMMUNICATIONS		21,553
Utilities - 0.0%
Talen Energy Supply LLC:
Tranche TLB-EXIT 1LN, term loan CME Term SOFR 1 Month Index + 4.500% 8.8267% 5/17/30 (h)(i)(l)	554	560
Tranche TLC-EXIT 1LN, term loan CME Term SOFR 1 Month Index + 4.500% 8.8267% 5/17/30 (h)(i)(l)	364	368
TOTAL UTILITIES		928
TOTAL BANK LOAN OBLIGATIONS (Cost $1,227,084)		1,217,507

Preferred Securities - 3.7%
	Principal Amount (a) (000s)	Value ($) (000s)
Banks & Thrifts - 3.2%
Ally Financial, Inc. 4.7% (h)(n)	7,055	5,855
Bank of America Corp.:
5.875% (h)(n)	102,630	101,201
6.25% (h)(n)	28,555	28,529
Citigroup, Inc.:
CME Term SOFR 3 Month Index + 3.420% 9.007% (h)(i)(n)	5,610	5,615
5% (h)(n)	60,300	60,131
Citigroup, Inc. 4.7% (h)(n)	15,285	15,086
Goldman Sachs Group, Inc. CME Term SOFR 3 Month Index + 3.130% 8.4612% (h)(i)(n)	70,565	70,610
JPMorgan Chase & Co.:
4% (h)(n)	26,340	25,750
4.6% (h)(n)	31,365	31,129
5% (h)(n)	30,845	30,845
Wells Fargo & Co. 5.875% (h)(n)	50,420	50,213
TOTAL BANKS & THRIFTS		424,964
Diversified Financial Services - 0.0%
OEC Finance Ltd. 7.5% pay-in-kind (b)(n)	41	1
Energy - 0.5%
Energy Transfer LP:
6.625% (h)(n)	30,505	29,907
7.125% (h)(n)	26,105	26,022
Summit Midstream Partners LP 3 month U.S. LIBOR + 7.430% 13.0308% (d)(h)(i)(n)	2,912	4,281
TOTAL ENERGY		60,210
TOTAL PREFERRED SECURITIES (Cost $484,075)		485,175

Other - 2.7%
	Shares	Value ($) (000s)
Other - 2.7%
Fidelity Private Credit Co. LLC (e)(o) (Cost $351,191)	35,285,206	358,498

Money Market Funds - 8.9%
	Shares	Value ($) (000s)
Fidelity Cash Central Fund 5.39% (p)	1,145,469,494	1,145,699
Fidelity Securities Lending Cash Central Fund 5.39% (p)(q)	14,542,096	14,544
TOTAL MONEY MARKET FUNDS (Cost $1,160,196)		1,160,243

TOTAL INVESTMENT IN SECURITIES - 99.1% (Cost $12,541,950)	12,966,913
NET OTHER ASSETS (LIABILITIES) - 0.9%	113,864
NET ASSETS - 100.0%	13,080,777

Any values shown as $0 in the Schedule of Investments may reflect amounts less than $500.

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $5,531,083,000 or 42.3% of net assets.

(c)	Level 3 security
(d)	Non-income producing - Security is in default.
(e)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $378,365,000 or 2.9% of net assets.

(f)	Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(g)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(h)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(i)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(j)	Non-income producing
(k)	Security or a portion of the security is on loan at period end.
(l)
Remaining maturities of bank loan obligations may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower.  Such prepayments cannot be predicted with certainty.

(m)	The coupon rate will be determined upon settlement of the loan after period end.
(n)	Security is perpetual in nature with no stated maturity date.
(o)	Affiliated Fund
(p)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(q)	Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($) (000s)
Arena Brands Holding Corp. Class B	6/18/97 - 1/12/99	21,592

Fidelity Private Credit Co. LLC	4/15/22 - 6/21/24	351,190

Jonah Energy Parent LLC 12% 11/5/25	5/05/23	6,608

New Cotai LLC/New Cotai Capital Corp.	9/11/20	16,677

Tricer Holdco SCA	10/16/09 - 12/30/17	10,248

Tricer Holdco SCA Class A1	10/16/09 - 10/29/09	1,653

Tricer Holdco SCA Class A2	10/16/09 - 10/29/09	1,653

Tricer Holdco SCA Class A3	10/16/09 - 10/29/09	1,653

Tricer Holdco SCA Class A4	10/16/09 - 10/29/09	1,653

Tricer Holdco SCA Class A5	10/16/09 - 10/29/09	1,653

Tricer Holdco SCA Class A6	10/16/09 - 10/29/09	1,653

Tricer Holdco SCA Class A7	10/16/09 - 10/29/09	1,653

Tricer Holdco SCA Class A8	10/16/09 - 10/29/09	1,653

Tricer Holdco SCA Class A9	10/16/09 - 10/29/09	1,655

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate (Amounts in thousands)	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.39%	662,430	780,303	297,036	12,375	2	-	1,145,699	2.3%
Fidelity Securities Lending Cash Central Fund 5.39%	1,079	64,906	51,441	-	-	-	14,544	0.1%
Total	663,509	845,209	348,477	12,375	2	-	1,160,243

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.
Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an Underlying Funds changes its name, the name presented below is the name in effect at period end.
Affiliate (Amounts in thousands)	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Fidelity Private Credit Co. LLC	354,826	4,005	-	12,779	-	(333)	358,498
	354,826	4,005	-	12,779	-	(333)	358,498

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities.  Corporate Bonds, Bank Loan Obligations and Preferred Securities are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices.  Asset-Backed Securities are valued by pricing services who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices.  When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Fidelity Private Credit Company LLC is valued at its net asset value (NAV) each month end and is categorized as Level 2 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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